IMPAIRMENT OF RIGHT OF USE ASSETS (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) vessel	Dec. 31, 2019 USD ($)
Related Party Transaction [Line Items]
Impairment loss on right of use assets	$ 0	$ 94,233	$ 0
Finance lease ROU impairment	0	$ 70,009
Number of impaired vessels | vessel		4
Impairment loss on right of use assets	$ 0	$ 24,223
SFL
Related Party Transaction [Line Items]
Number of impaired vessels | vessel		7